Members' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Members' Equity
11. Members’ Equity
Nonredeemable Preferred Units
Class A Preferred Units
The Company has authorized 7,906,980 units of Class A preferred voting units (“Class A Units”), of which 7,906,980 were issued and are outstanding as of December 31, 2020. Class A Units were issued in fiscal 2014 with an original issuance price (“OIP”) of $0.430000 per unit and carry a mandatory dividend at the rate of 8.5%, accruing cumulatively and quarterly in arrears (the “Class A Mandatory Dividend Amount”). As of December 31, 2020, 2019 and 2018, $1.9 million, $1.6 million and $1.3 million of cumulative dividends would be payable in the event of a qualifying distribution.
Class A-1
Preferred Units
The Company has authorized 7,822,681 units of
Class A-1
preferred voting units
(“Class A-1
Units”), of which 7,822,681 were issued and are outstanding as of December 31, 2020.
Class A-1
Units were issued in fiscal 2015 with an OIP of $0.434634 per unit and carry a mandatory dividend at the rate of 8.5%, accruing cumulatively and quarterly in arrears (the
“Class A-1
Mandatory Dividend Amount”). As of December 31, 2020, 2019, and 2018, $1.7 million, $1.4 million, and $1.1 million of cumulative dividends would be payable in the event of a qualifying distribution.
Nonredeemable Preferred Units Rights
Class A Units are eligible to receive, in the aggregate, an amount equal to 3x the Class A OIP (the “Class A Preferred Return”) in accordance with and subject to the Company’s distribution waterfall.
Class A-1
Units are
eligible to receive,
 in the aggregate, an amount equal to
3
x the
Class A-1
OIP (the
“Class A-1
Preferred Return” and together with the Class A Preferred Return, the “Preferred Return”) in accordance with and subject to the Company’s distribution waterfall. Alternatively, at the election of a holder at any time, or automatically in connection with a qualified Initial Public Offering (“IPO”), the Class A Units and
Class A-1
Units convert to common units in accordance with the then-applicable conversion ratio.
Redeemable Preferred Units
Class B Redeemable Preferred Units
The Company has authorized 40,499,299 units of Class B redeemable preferred voting units (“Class B Units”), of which 40,499,299 were issued and are outstanding as of December 31, 2020. Class B Units were issued in 2015 with an OIP of $1.246935 per unit.
Class C Redeemable Preferred Units
The Company has authorized 18,586,623 units of Class C redeemable preferred voting units (“Class C Units”), of which 18,586,623 were issued and are outstanding as of December 31, 2020. Class C Units were issued in 2017 and 2018 with an OIP of $2.703557 per unit.
Redeemable Preferred Units Rights
The Company’s Amended and Restated Operating Agreement (the “Operating Agreement”) states that starting on November 24, 2022 (the fifth anniversary of the Operating Agreement), holders of a majority of the Class B and Class C units (collectively the “Senior Preferred Units”) may elect to have the Company redeem one-third
of the outstanding Senior Preferred Units within 60 days from the election date and then on each of the following two anniversaries, at a redemption price equal to the greater of (i) the applicable OIP of such class of Senior Preferred Units or (ii) the fair market value of the Senior Preferred Units as of the redemption election date. The Company’s Senior Preferred Units are accreted to the greater of OIP or fair market value, which is the redemption value, at the end of each reporting date. During the year ended December 31, 2020, the Company recognized accretion of $150.1 million and $69.1 million on the Class B Redeemable Preferred Units and the Class C Redeemable Preferred Units, respectively. Senior Preferred Units are convertible into common units at any time at the option of the holders, or automatically upon a qualified IPO, at a conversion price equal to the applicable OIP of such class of Senior Preferred Units, subject to adjustment for subsequent issuances of common units.
Upon any liquidation, dissolution, winding up, or change in control of the Company, the holders of the Redeemable Preferred Units are entitled to receive, prior and in preference to any distribution or payment made to any other equity holders, an amount equal to the aggregate Class B OIP and Class C OIP.
Common Units
The Company has authorized 85,564,605 units of common membership voting units, of which 85,564,605 were issued and are outstanding as of December 31, 2020. Common units have an OIP of $0.000001 per unit and represent the initial capital contributions of approximately $0.1 million. Common unit holders share in the Company’s profits and distributions after the holders of Class A Units,
Class A-1
Units, Class B Units, Class C Units, and the Class A Units and
Class A-1
Units Preferred Return, or on a pro rata basis in the event of a Qualified IPO
.

As of December 31, 2020,
 there were
no
authorized and unissued Class A Units,
Class A-1
Units, Class B Units, Class C Units or Common Units.
Profits Interest Units
As of December 31, 2020, and 2019, 30,732,995 and 28,452,751 of profits interest units (“PIU”), respectively, had been issued. Each PIU represents a non-voting
equity interest in the Company that entitles the holder to appreciation in the equity value of the Company arising after the date of grant and after such time as an applicable hurdle amount is met. The Company recognizes the cost of services received in exchange for PIUs based on the grant-date fair value. That cost is recognized on a straight-line basis over the period during which a service provider is required to provide service in exchange for the award—the requisite service period. Any forfeitures of equity-based compensation are recorded as they occur.
The Company uses the Black-Scholes-Merton pricing model to estimate the fair value of PIU awards, using the following assumptions:

•	Equity price per unit is based on an enterprise valuation of the Company in effect at the time of grant

•	The expected term varies from 6 to 10 years and is determined using the simplified method based on the weighted average term to vest and the contractual term for each individual grant

•	The dividend yield is set at zero as the underlying security does not pay a dividend

•
The volatility rate varies from 45% to 55% based on observed historical stock price movements over a period commensurate with the expected life of each PIU, as well as, consideration for the implied volatility of the guideline companies as of each grant date

•	The risk-free rate varies from 1.28% to 2.95% to correspond with the expected life as of each grant date, based on observation of yields on U.S. Treasury constant maturities
The value resulting from the Black-Scholes-Merton option pricing model is then discounted to reflect the lack of marketability of the PIUs. The size of the discount is determined as a function of market participant assumptions as to the estimated time for the Company to reach a liquidity event, using both empirical studies and quantitative analysis.
PIUs are subject to multi-year, time-based, graded, vesting schedules, typically over a four to six year period. Stock-based compensation expense is based on the grant date fair value of the awards, and is recognized over the requisite service period for the entire award.
The PIUs are classified as equity awards, and are subject to forfeiture or repurchase consistent with the Operating Agreement. Forfeitures are recorded based on actual forfeiture experience, and result in an adjustment to stock-based compensation expense recognized in the Consolidated Statements of Operations. Upon a termination event or involuntary transfer of Company units, the Board may elect to cause the Company to purchase all or any portion of the PIUs that are not forfeited at their fair market value of such units.
Once vested, holders of PIUs are eligible to participate in distributions upon the occurrence of certain qualifying events, which would trigger the waterfall liquidation schedule and result in a distribution to holders of PIUs.
The following tables summarize PIU activity:

	Number of Units	Weighted Average Fair Value Per Unit
Non-vested profits interest units at December 31, 2017	6,827,138	$0.22

Granted	11,414,684	0.45
Vested	(2,942,987)	0.22
Settled	(402,284)	0.23
Forfeited	(477,250)	0.34

Non-vested profits interest units at December 31, 2018	14,419,301	$0.40
Granted	6,354,248	0.59
Vested	(4,604,155)	0.34
Forfeited	(3,864,945)	0.46

Non-vested profits interest units at December 31, 2019	12,304,449	$0.50
Granted	2,280,244	0.83
Vested	(4,071,402)	0.50
Forfeited	—	—

Non-vested profits interest units at December 31, 2020	10,513,291	$0.57
For the years ended December 31, 2020, 2019, and 2018, $1.7 million, $1.7 million, and $1.4 million, respectively, was recorded as stock-based compensation expense as a component of “General and administrative expenses” in the accompanying Consolidated Statements of Operations. As of December 31, 2020, total unrecognized compensation related to unvested PIUs of $5.4 million is expected to be recognized over a weighted average period of 2.0 years.
Unit Appreciation Rights
Unit Appreciation Rights (“UARs”) have been granted to U.S. employees of the Company as well as a defined group of qualifying independent contractors in Canada. UARs are considered liability classified awards and are subject to multi-year, time-based, graded, vesting schedules, typically over a four or five year period; and are only eligible for payment upon certain triggering events or as determined by the Board of Managers. UARs are settled prior to settlement with equity holders of the Company with the holder of the UAR receiving the difference between the hurdle rate at issuance and the fair market value of a common unit at the time of settlement. Because UARs are only settled upon the outcome of certain events, there is no compensation expense to be recorded until such time that a triggering event is deemed to be probable.
As of December 31, 2020, 13,428,010 UARs were outstanding at an average hurdle rate of $1.35. If there was a qualifying liquidity event under the terms of the UAR Plan, the vested UARs would be valued at $11.9 million based on the Company’s January 1, 2021 valuation.

TPG Pace Tech Opportunities Corp [Member]
Class of Stock [Line Items]
Members' Equity
7. Shareholders’ Equity
Class A Ordinary Shares
The Company is currently authorized to issue 200,000,000 Class A ordinary shares. Depending on the terms of a potential Business Combination, the Company may be required to increase the number of authorized Class A ordinary shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association. At each of June 30, 2021 and December 31, 2020, there were 45,000,000 Class A ordinary shares issued and outstanding. Of the 45,000,000 Class A ordinary shares outstanding at June 30, 20201 and December 31, 2020, 45,000,000 shares were subject to possible redemption and are classified outside of shareholders’ equity at the balance sheet.
Class F Ordinary Shares
The Company is currently authorized to issue 20,000,000 Class F ordinary shares. At each of June 30, 2021 and December 31, 2020, there were 11,250,000 Class F ordinary shares (Founder Shares) issued and outstanding.
Preferred Shares
The Company is authorized to issue 1,000,000 preferred shares. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors is able to, without stockholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At June 30, 2021 and December 31, 2020, there were no preferred shares issued or outstanding.
Dividend Policy
The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.

8. Shareholders’ Equity
Class A Ordinary Shares
The Company is currently authorized to issue 200,000,000 Class A ordinary shares. Depending on the terms of a potential Business Combination, the Company may be required to increase the number of authorized Class A ordinary shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association. At December 31, 2020 and December 31, 2019, there were 45,000,000 and 0 Class A ordinary shares issued and outstanding, respectively. Of the 45,000,000 Class A ordinary shares outstanding at December 31, 2020, 45,000,000 shares were subject to possible redemption and are classified outside of shareholders’ equity at the balance sheet.
Class F Ordinary Shares
The Company is currently authorized to issue 20,000,000 Class F ordinary shares. At December 31, 2020 and December 31, 2019, there were 11,250,000 and 20,000,000 Class F ordinary shares (Founder Shares) issued and outstanding, respectively.
Preferred Shares
The Company is authorized to issue 1,000,000 preferred shares. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors is able to, without stockholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At December 31, 2020 and December 31, 2019, there were no preferred shares issued or outstanding.
Dividend Policy
The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.